Description of Business - Schedule of Vessels (Table) (Details)	6 Months Ended
Jun. 30, 2019 Unit
Global Ship Lease 3 Limited [Member]
Nature Of Operations [Line Items]
Fleet	GSL	[1]
Country of incorporation	Cyprus
Vessel Name	CMA CGM Matisse
Capacity in TEUs	2,262	[2]
Year Built	1999
Earliest Charter Expiry Date	3Q19
Global Ship Lease 4 Limited [Member]
Nature Of Operations [Line Items]
Fleet	GSL	[1]
Country of incorporation	Cyprus
Vessel Name	CMA CGM Utrillo
Capacity in TEUs	2,262	[2]
Year Built	1999
Earliest Charter Expiry Date	3Q19
Global Ship Lease 5 Limited [Member]
Nature Of Operations [Line Items]
Fleet	GSL	[1]
Country of incorporation	Cyprus
Vessel Name	GSL Keta
Capacity in TEUs	2,207	[2]
Year Built	2003
Earliest Charter Expiry Date	3Q19	[3]
Global Ship Lease 6 Limited [Member]
Nature Of Operations [Line Items]
Fleet	GSL	[1]
Country of incorporation	Cyprus
Vessel Name	GSL Julie
Capacity in TEUs	2,207	[2]
Year Built	2002
Earliest Charter Expiry Date	3Q19	[4]
Global Ship Lease 7 Limited [Member]
Nature Of Operations [Line Items]
Fleet	GSL	[1]
Country of incorporation	Cyprus
Vessel Name	Kumasi
Capacity in TEUs	2,207	[2]
Year Built	2002
Earliest Charter Expiry Date	4Q19	[5]
Global Ship Lease 8 Limited [Member]
Nature Of Operations [Line Items]
Fleet	GSL	[1]
Country of incorporation	Cyprus
Vessel Name	Marie Delmas
Capacity in TEUs	2,207	[2]
Year Built	2002
Earliest Charter Expiry Date	4Q19	[5]
Global Ship Lease 9 Limited [Member]
Nature Of Operations [Line Items]
Fleet	GSL	[1]
Country of incorporation	Cyprus
Vessel Name	CMA CGM La Tour
Capacity in TEUs	2,272	[2]
Year Built	2001
Earliest Charter Expiry Date	3Q19
Global Ship Lease 10 Limited [Member]
Nature Of Operations [Line Items]
Fleet	GSL	[1]
Country of incorporation	Cyprus
Vessel Name	CMA CGM Manet
Capacity in TEUs	2,272	[2]
Year Built	2001
Earliest Charter Expiry Date	3Q19
Global Ship Lease 12 Limited [Member]
Nature Of Operations [Line Items]
Fleet	GSL	[1]
Country of incorporation	Cyprus
Vessel Name	CMA CGM Château d’If
Capacity in TEUs	5,089	[2]
Year Built	2007
Earliest Charter Expiry Date	4Q20
Global Ship Lease 13 Limited [Member]
Nature Of Operations [Line Items]
Fleet	GSL	[1]
Country of incorporation	Cyprus
Vessel Name	CMA CGM Thalassa
Capacity in TEUs	11,040	[2]
Year Built	2008
Earliest Charter Expiry Date	4Q25
Global Ship Lease 14 Limited [Member]
Nature Of Operations [Line Items]
Fleet	GSL	[1]
Country of incorporation	Cyprus
Vessel Name	CMA CGM Jamaica
Capacity in TEUs	4,298	[2]
Year Built	2006
Earliest Charter Expiry Date	3Q22
Global Ship Lease 15 Limited [Member]
Nature Of Operations [Line Items]
Fleet	GSL	[1]
Country of incorporation	Cyprus
Vessel Name	CMA CGM Sambhar
Capacity in TEUs	4,045	[2]
Year Built	2006
Earliest Charter Expiry Date	3Q22
Global Ship Lease 16 Limited [Member]
Nature Of Operations [Line Items]
Fleet	GSL	[1]
Country of incorporation	Cyprus
Vessel Name	CMA CGM America
Capacity in TEUs	4,045	[2]
Year Built	2006
Earliest Charter Expiry Date	3Q22
Global Ship Lease 20 Limited [Member]
Nature Of Operations [Line Items]
Fleet	GSL	[1]
Country of incorporation	Hong Kong
Vessel Name	MSC Tianjin
Capacity in TEUs	8,667	[2]
Year Built	2005
Earliest Charter Expiry Date	2Q24	[6]
Global Ship Lease 21 Limited [Member]
Nature Of Operations [Line Items]
Fleet	GSL	[1]
Country of incorporation	Hong Kong
Vessel Name	MSC Qingdao
Capacity in TEUs	8,667	[2]
Year Built	2004
Earliest Charter Expiry Date	2Q24	[6]
Global Ship Lease 22 Limited [Member]
Nature Of Operations [Line Items]
Fleet	GSL	[1]
Country of incorporation	Hong Kong
Vessel Name	GSL Ningbo
Capacity in TEUs	8,667	[2]
Year Built	2004
Earliest Charter Expiry Date	3Q19	[7]
Global Ship Lease 23 Limited [Member]
Nature Of Operations [Line Items]
Fleet	GSL	[1]
Country of incorporation	Hong Kong
Vessel Name	CMA CGM Berlioz
Capacity in TEUs	6,621	[2]
Year Built	2001
Earliest Charter Expiry Date	2Q21
Global Ship Lease 26 Limited [Member]
Nature Of Operations [Line Items]
Fleet	GSL	[1]
Country of incorporation	Hong Kong
Vessel Name	GSL Valerie
Capacity in TEUs	2,824	[2]
Year Built	2005
Earliest Charter Expiry Date	2Q20
Global Ship Lease 30 Limited [Member]
Nature Of Operations [Line Items]
Fleet		[1]
Country of incorporation	Marshall Islands
Vessel Name	GSL Eleni
Capacity in TEUs	7,849	[2]
Year Built	2004
Earliest Charter Expiry Date	2Q24	[8]
Global Ship Lease 31 Limited [Member]
Nature Of Operations [Line Items]
Fleet		[1]
Country of incorporation	Marshall Islands
Vessel Name	GSL Grania
Capacity in TEUs	7,849	[2]
Year Built	2004
Earliest Charter Expiry Date		[8]
Global Ship Lease 32 Limited [Member]
Nature Of Operations [Line Items]
Fleet		[1]
Country of incorporation	Marshall Islands
Vessel Name	GSL Kalliopi
Capacity in TEUs	7,849	[2]
Year Built	2004
Earliest Charter Expiry Date		[8]
GSL Alcazar Inc. [Member]
Nature Of Operations [Line Items]
Fleet	GSL	[1]
Country of incorporation	Marshall Islands
Vessel Name	CMA CGM Alcazar
Capacity in TEUs	5,089	[2]
Year Built	2007
Earliest Charter Expiry Date	4Q20
Aris Marine LLC [Member]
Nature Of Operations [Line Items]
Fleet	Poseidon	[1]
Country of incorporation	Marshall Islands
Vessel Name	Maira
Capacity in TEUs	2,506	[2]
Year Built	2000
Earliest Charter Expiry Date	3Q19
Aphrodite Marine LLC [Member]
Nature Of Operations [Line Items]
Fleet	Poseidon	[1]
Country of incorporation	Marshall Islands
Vessel Name	Nikolas
Capacity in TEUs	2,506	[2]
Year Built	2000
Earliest Charter Expiry Date	1Q20
Athena Marine LLC [Member]
Nature Of Operations [Line Items]
Fleet	Poseidon	[1]
Country of incorporation	Marshall Islands
Vessel Name	Newyorker
Capacity in TEUs	2,506	[2]
Year Built	2001
Earliest Charter Expiry Date	1Q20
Hephaestus Marine LLC [Member]
Nature Of Operations [Line Items]
Fleet	Poseidon	[1]
Country of incorporation	Marshall Islands
Vessel Name	Dolphin II
Capacity in TEUs	5,095	[2]
Year Built	2007
Earliest Charter Expiry Date	3Q19	[9]
Pericles Marine LLC [Member]
Nature Of Operations [Line Items]
Fleet	Poseidon	[1]
Country of incorporation	Marshall Islands
Vessel Name	Athena
Capacity in TEUs	2,762	[2]
Year Built	2003
Earliest Charter Expiry Date	1Q20
Zeus One Marine LLC [Member]
Nature Of Operations [Line Items]
Fleet	Poseidon	[1]
Country of incorporation	Marshall Islands
Vessel Name	Orca I
Capacity in TEUs	5,095	[2]
Year Built	2006
Earliest Charter Expiry Date	2Q20	[10]
Leonidas Marine LLC [Member]
Nature Of Operations [Line Items]
Fleet	Poseidon	[1]
Country of incorporation	Marshall Islands
Vessel Name	Agios Dimitrios
Capacity in TEUs	6,572	[2]
Year Built	2011
Earliest Charter Expiry Date	3Q19	[11]
Alexander Marine LLC [Member]
Nature Of Operations [Line Items]
Fleet	Poseidon	[1]
Country of incorporation	Marshall Islands
Vessel Name	Mary
Capacity in TEUs	6,927	[2]
Year Built	2013
Earliest Charter Expiry Date	3Q23
Hector Marine LLC [Member]
Nature Of Operations [Line Items]
Fleet	Poseidon	[1]
Country of incorporation	Marshall Islands
Vessel Name	Kristina
Capacity in TEUs	6,927	[2]
Year Built	2013
Earliest Charter Expiry Date	2Q24
Ikaros Marine LLC [Member]
Nature Of Operations [Line Items]
Fleet	Poseidon	[1]
Country of incorporation	Marshall Islands
Vessel Name	Katherine
Capacity in TEUs	6,927	[2]
Year Built	2013
Earliest Charter Expiry Date	1Q24
Tasman Marine LLC [Member]
Nature Of Operations [Line Items]
Fleet	Poseidon	[1]
Country of incorporation	Marshall Islands
Vessel Name	Tasman
Capacity in TEUs	5,936	[2]
Year Built	2000
Earliest Charter Expiry Date	3Q19	[12]
Hudson Marine LLC [Member]
Nature Of Operations [Line Items]
Fleet	Poseidon	[1]
Country of incorporation	Marshall Islands
Vessel Name	Dimitris Y
Capacity in TEUs	5,936	[2]
Year Built	2000
Earliest Charter Expiry Date	3Q19	[13]
Drake Marine LLC [Member]
Nature Of Operations [Line Items]
Fleet	Poseidon	[1]
Country of incorporation	Marshall Islands
Vessel Name	Ian H
Capacity in TEUs	5,936	[2]
Year Built	2000
Earliest Charter Expiry Date	1Q21	[14]
Phillipos Marine LLC [Member]
Nature Of Operations [Line Items]
Fleet	Poseidon	[1]
Country of incorporation	Marshall Islands
Vessel Name	Alexandra
Capacity in TEUs	6,927	[2]
Year Built	2013
Earliest Charter Expiry Date	1Q24
Aristoteles Marine LLC [Member]
Nature Of Operations [Line Items]
Fleet	Poseidon	[1]
Country of incorporation	Marshall Islands
Vessel Name	Alexis
Capacity in TEUs	6,882	[2]
Year Built	2015
Earliest Charter Expiry Date	1Q24
Menelaos Marine LLC [Member]
Nature Of Operations [Line Items]
Fleet	Poseidon	[1]
Country of incorporation	Marshall Islands
Vessel Name	Olivia I
Capacity in TEUs	6,882	[2]
Year Built	2015
Earliest Charter Expiry Date	1Q24
Laertis Marine LLC [Member]
Nature Of Operations [Line Items]
Fleet	Poseidon	[1]
Country of incorporation	Marshall Islands
Vessel Name	UASC Al Khor
Capacity in TEUs	9,115	[2]
Year Built	2015
Earliest Charter Expiry Date	1Q22
Penelope Marine LLC [Member]
Nature Of Operations [Line Items]
Fleet	Poseidon	[1]
Country of incorporation	Marshall Islands
Vessel Name	Maira XL
Capacity in TEUs	9,115	[2]
Year Built	2015
Earliest Charter Expiry Date	2Q20
Telemachus Marine LLC [Member]
Nature Of Operations [Line Items]
Fleet	Poseidon	[1]
Country of incorporation	Marshall Islands
Vessel Name	Anthea Y
Capacity in TEUs	9,115	[2]
Year Built	2015
Earliest Charter Expiry Date	2Q20

[1]	All subsidiaries are 100% owned, either directly or indirectly;
[2]	Twenty-foot Equivalent Units;
[3]	Thereafter 50 - 90 days to OOCL at $8,700 per day;
[4]	$7,200 per day to between August 16, 2019 and October 16, 2019, at charterer's option, with an option in favor of charterer to extend from October 16, 2019 at $8,500 per day for six months plus or minus 30 days;
[5]	Option at $9,800 per day to December 31, 2020 plus or minus 90 days, callable by us;
[6]	Five year charter at implied adjusted EBITDA of $25.6 million per vessel for the period;
[7]	Charterer has the option to extend by 12 months plus or minus 45 days from September 21, 2019 at $18,000 per day;
[8]	GSL Eleni delivered in 2Q19; GSL Kalliopi and GSL Grania are scheduled to deliver in 3Q19. GSL Eleni chartered for five years; GSL Kalliopi and GSL Grania chartered for three years plus two successive periods of one year at option of charterer. Implied Aggregate Adjusted EBITDA of $32.0 million for firm periods, increasing to $47.0 million if all options are exercised;
[9]	Rate increases to $11,500 per day from August 14, 2019;
[10]	Rate increases to $10,000 per day from June 3, 2020;
[11]	Thereafter, option for four years at $20,000 per day, callable by us in 4Q19;
[12]	Thereafter, new charter with Maersk Line for 30 - 38 months at implied Adjusted EBITDA of $5.3 million for the median period. Additional 12-month extension at charterer's option, for an additional $4.4 million implied Adjusted EBITDA;
[13]	Thereafter 21-24 months to ZIM at implied Adjusted EBITDA of $4.4 million for the period;
[14]	21-24 months to ZIM at implied Adjusted EBITDA of $4.4 million for the period;